Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Sep. 05, 2025
Statement of Financial Position [Abstract]
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares, issued	1	1	0
Common stock shares outstanding	1	1